General - (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Unit_Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of operating segments	1
Number of reportable segment	1
Trade receivables | $	$ 335.0	$ 331.5
Revenue | Three Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	39.00%	39.00%	40.00%
Revenue | One Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	15.00%	14.00%	14.00%
Revenue | Two Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	13.00%	13.00%	14.00%
Revenue | Other Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	11.00%	12.00%	12.00%